INCOME TAXES (Details 3) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Pre-tax loss	$ (6,071)	$ (4,177)
Share-based compensation expense for financial statement purposes for which no benefit was taken	683
Losses not subject to tax	3,886	2,468
Utilization of losses not previously benefitted	(59)	(34)
Taxable income (loss)	(1,561)	(1,743)
United State [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(609)	34
Share-based compensation expense for financial statement purposes for which no benefit was taken	683
Losses not subject to tax
Utilization of losses not previously benefitted	(59)	(34)
Taxable income (loss)	15
B V I [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(3,886)	(2,468)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Losses not subject to tax	3,886	2,468
Utilization of losses not previously benefitted
Taxable income (loss)
United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(1,576)	(1,743)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Losses not subject to tax
Utilization of losses not previously benefitted
Taxable income (loss)	$ (1,576)	$ (1,743)